Quarterly Holdings Report
for
Fidelity® Series International Small Cap Fund
July 31, 2023
SCF-S-NPRT3-0923
1.907962.113
Common Stocks - 95.1%
	Shares	Value ($)
Australia - 1.0%
Imdex Ltd.	10,644,033	14,013,210
Steadfast Group Ltd.	6,116,015	23,950,382
Temple & Webster Group Ltd. (a)	536,201	2,377,097
TOTAL AUSTRALIA		40,340,689
Austria - 0.3%
AT&S Austria Technologie & Systemtechnik AG (b)	165,000	6,233,505
Mayr-Melnhof Karton AG	24,700	3,769,482
Wienerberger AG	90,000	2,950,838
TOTAL AUSTRIA		12,953,825
Belgium - 1.5%
Azelis Group NV	792,072	20,465,754
Fagron NV	227,500	4,047,205
Galapagos NV (a)	85,000	3,572,074
KBC Ancora	697,579	32,627,674
TOTAL BELGIUM		60,712,707
Brazil - 0.2%
LOG Commercial Properties e Participacoes SA	700,000	3,167,856
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,500,000	3,787,470
TOTAL BRAZIL		6,955,326
Canada - 3.9%
CAE, Inc. (a)	1,185,900	27,096,779
Cameco Corp.	135,000	4,746,600
Cogeco Communications, Inc. (b)	70,000	3,546,582
ECN Capital Corp.	982,650	1,952,408
Lumine Group, Inc.	364,900	5,791,800
McCoy Global, Inc.	1,106,750	1,225,386
MTY Food Group, Inc.	93,600	4,765,001
North West Co., Inc.	130,000	3,164,600
Onex Corp. (sub. vtg.)	90,000	5,527,699
Osisko Gold Royalties Ltd.	909,700	13,487,002
Parkland Corp.	182,500	4,983,752
Pason Systems, Inc.	1,270,700	12,681,464
Real Matters, Inc. (a)(b)	950,000	5,007,015
Richelieu Hardware Ltd.	1,642,020	54,814,940
Total Energy Services, Inc.	321,900	2,499,720
TOTAL CANADA		151,290,748
China - 0.3%
Chlitina Holding Ltd.	2,142,000	12,891,730
Denmark - 0.5%
Spar Nord Bank A/S	1,261,565	20,066,206
Egypt - 0.2%
Integrated Diagnostics Holdings PLC (c)	16,028,734	8,847,861
Finland - 0.7%
Huhtamaki Oyj	136,689	4,855,856
Musti Group OYJ	913,878	17,925,790
Nanoform Finland PLC (a)	450,000	902,964
Olvi Oyj (A Shares)	74,900	2,384,106
TOTAL FINLAND		26,068,716
France - 3.7%
Altarea SCA	22,037	2,059,523
ARGAN SA	62,649	4,732,233
Dassault Aviation SA	27,000	5,245,605
Elis SA	348,505	7,199,976
Exail Technologies SA (a)	190,000	3,873,099
Exclusive Networks SA	480,000	10,238,544
Laurent-Perrier Group SA	109,531	14,812,808
Lectra	1,060,210	33,747,041
LISI	205,118	5,356,272
Maisons du Monde SA (c)	270,700	2,839,435
Stef SA	70,643	8,559,452
Teleperformance	19,000	2,752,323
Thermador Groupe SA	47,100	4,173,988
Vallourec SA (a)	250,000	3,260,018
Vetoquinol SA	295,648	30,003,497
Worldline SA (a)(c)	100,000	3,961,499
TOTAL FRANCE		142,815,313
Germany - 5.8%
Covestro AG (a)(c)	60,000	3,221,315
CTS Eventim AG	1,306,770	89,153,044
DIC Asset AG	91,888	452,113
Gerresheimer AG	61,000	7,223,385
Instone Real Estate Group BV (c)	440,000	3,062,327
Nexus AG	618,016	39,479,449
NORMA Group AG	107,000	1,885,873
Rheinmetall AG	122,600	34,697,185
Scout24 AG (c)	330,500	21,868,494
Stabilus Se	372,729	21,248,936
Talanx AG	63,000	3,858,255
TOTAL GERMANY		226,150,376
Greece - 0.2%
Mytilineos SA	175,200	7,293,063
Hungary - 0.2%
Richter Gedeon PLC	363,700	9,174,541
India - 0.5%
Embassy Office Parks (REIT)	3,547,219	13,456,486
Mahanagar Gas Ltd.	318,200	4,326,885
TOTAL INDIA		17,783,371
Indonesia - 0.2%
PT Selamat Sempurna Tbk	55,532,360	7,365,034
Ireland - 1.6%
AerCap Holdings NV (a)	401,000	25,587,810
Cairn Homes PLC	11,451,234	13,946,448
Cairn Homes PLC	5,461,200	6,557,012
Greencore Group PLC (a)	2,250,000	2,532,370
Irish Residential Properties REIT PLC	10,632,916	11,316,783
Mincon Group PLC	4,037,729	4,173,114
TOTAL IRELAND		64,113,537
Israel - 1.2%
Ituran Location & Control Ltd.	943,735	26,245,270
Maytronics Ltd.	828,771	11,302,294
Tel Aviv Stock Exchange Ltd. (a)	1,634,257	8,712,126
TOTAL ISRAEL		46,259,690
Italy - 2.8%
Banca Generali SpA	140,000	5,245,934
BFF Bank SpA (c)	529,000	5,967,580
Industrie de Nora SpA	198,400	4,094,503
Intercos SpA	269,000	4,690,841
Interpump Group SpA	1,633,037	88,842,537
MARR SpA	131,400	2,042,867
TOTAL ITALY		110,884,262
Japan - 29.7%
ABC-MART, Inc.	68,300	3,777,828
Ai Holdings Corp.	416,292	6,548,775
Aoki Super Co. Ltd.	309,187	5,620,199
Arcland Sakamoto Co. Ltd.	193,700	2,228,847
Artnature, Inc.	1,214,900	6,678,043
As One Corp.	115,100	4,570,343
ASKUL Corp.	470,000	6,551,225
Aucnet, Inc.	757,060	9,514,802
Azbil Corp.	3,466,390	109,158,452
Bank of Kyoto Ltd.	88,153	5,193,198
BayCurrent Consulting, Inc.	119,000	3,837,711
Broadleaf Co. Ltd. (d)	6,232,673	21,072,757
Central Automotive Products Ltd.	183,879	4,620,725
CKD Corp.	267,000	4,050,090
Curves Holdings Co. Ltd. (d)	5,637,359	31,859,112
Daiichikosho Co. Ltd.	1,831,428	36,940,095
Daikokutenbussan Co. Ltd.	179,300	7,599,754
Dexerials Corp.	100,000	2,263,382
Digital Hearts Holdings Co. Ltd. (d)	1,347,050	13,208,693
Dip Corp.	163,500	4,120,110
Dowa Holdings Co. Ltd.	90,000	2,902,471
Elan Corp.	600,000	3,719,819
Fujitec Co. Ltd.	475,300	12,201,143
Fukuoka Financial Group, Inc.	260,000	6,250,308
Funai Soken Holdings, Inc.	1,021,757	18,924,751
Goldcrest Co. Ltd.	1,537,300	20,855,369
Inaba Denki Sangyo Co. Ltd.	396,300	8,788,715
Invincible Investment Corp.	7,000	2,898,113
Iwatani Corp.	85,000	4,533,652
Iwatsuka Confectionary Co. Ltd.	105,800	3,844,839
JINS Holdings, Inc.	123,200	3,052,613
JTOWER, Inc. (a)	260,000	13,249,921
Justsystems Corp.	100,000	2,842,583
Kamigumi Co. Ltd.	445,800	10,334,576
Kansai Electric Power Co., Inc.	700,000	9,201,139
Katitas Co. Ltd.	200,000	3,672,021
Kobayashi Pharmaceutical Co. Ltd.	416,800	22,904,737
Kobe Bussan Co. Ltd.	82,300	2,191,350
Koshidaka Holdings Co. Ltd. (d)	4,572,659	37,991,656
Kusuri No Aoki Holdings Co. Ltd.	245,658	14,086,936
Kyoritsu Maintenance Co. Ltd.	118,800	4,650,457
Lasertec Corp.	211,360	31,996,071
M&A Capital Partners Co. Ltd. (a)	120,000	2,459,635
Maeda Kosen Co. Ltd.	167,300	3,692,560
Maruwa Ceramic Co. Ltd.	50,600	8,390,356
MCJ Co. Ltd.	800,000	6,343,092
Medikit Co. Ltd.	695,300	12,340,579
Meitec Corp.	201,000	3,655,766
Miroku Jyoho Service Co., Ltd. (b)	643,891	7,635,357
Misumi Group, Inc.	1,557,024	28,395,591
Mitsuboshi Belting Ltd.	292,952	9,266,397
Miura Co. Ltd.	147,900	3,723,880
Nagaileben Co. Ltd.	1,528,000	25,326,145
Net One Systems Co. Ltd.	179,400	3,935,665
Nihon Parkerizing Co. Ltd.	5,590,468	43,658,032
Nippon Concept Corp.	135,000	1,871,297
Nippon Gas Co. Ltd.	303,700	4,470,163
Nitto Kohki Co. Ltd.	270,000	3,670,474
NOF Corp.	231,900	9,993,877
NS Tool Co. Ltd. (d)	1,434,000	11,400,232
NSD Co. Ltd.	1,373,780	26,874,001
OBIC Co. Ltd.	359,600	58,819,049
OSG Corp.	2,120,875	28,198,328
Outsourcing, Inc.	350,000	3,568,517
PALTAC Corp.	135,000	4,531,157
Paramount Bed Holdings Co. Ltd.	616,612	10,085,799
Pilot Corp.	129,800	4,270,859
ProNexus, Inc.	1,319,577	9,804,189
Qol Holdings Co. Ltd.	240,000	2,859,452
Relo Group, Inc.	603,600	8,324,347
Renesas Electronics Corp. (a)	150,000	2,894,076
Roland Corp.	100,000	2,846,800
San-Ai Obbli Co. Ltd.	1,576,710	17,909,980
Sekisui Jushi Corp.	175,000	2,745,580
SHO-BOND Holdings Co. Ltd.	1,372,000	55,674,663
Shoei Co. Ltd.	1,705,000	30,944,435
SK Kaken Co. Ltd.	489,520	25,325,043
Software Service, Inc.	181,500	13,115,102
Sumco Corp.	491,400	7,150,023
SWCC Showa Holdings Co. Ltd.	293,500	4,031,202
Techno Medica Co. Ltd.	283,000	4,227,147
The Monogatari Corp.	735,288	17,986,168
TIS, Inc.	702,836	17,800,008
Tocalo Co. Ltd.	1,467,849	14,898,773
Toyo Suisan Kaisha Ltd.	105,000	4,346,431
Tsuruha Holdings, Inc.	64,635	4,958,992
USS Co. Ltd.	1,868,300	32,345,432
YAKUODO Holdings Co. Ltd.	791,800	14,070,013
Yamato Holdings Co. Ltd.	215,000	4,022,985
YONEX Co. Ltd.	447,500	4,366,007
TOTAL JAPAN		1,159,731,037
Kenya - 0.0%
Safaricom Ltd.	5,405,046	640,570
Korea (South) - 0.6%
BGF Retail Co. Ltd.	110,318	14,470,539
Fadu, Inc. (e)	47,500	1,152,443
Hansol Chemical Co. Ltd.	18,660	2,862,411
Soulbrain Co. Ltd.	18,000	3,838,869
TOTAL KOREA (SOUTH)		22,324,262
Luxembourg - 0.1%
Novem Group SA	255,000	3,056,060
Mexico - 0.1%
Bolsa Mexicana de Valores S.A.B. de CV	1,170,300	2,481,078
Netherlands - 5.2%
Aalberts Industries NV	2,236,135	100,877,607
BE Semiconductor Industries NV	317,000	37,869,034
Heijmans NV (Certificaten Van Aandelen)	221,458	3,063,143
IMCD NV	310,129	47,039,134
TKH Group NV (bearer) (depositary receipt)	87,800	4,581,603
Van Lanschot Kempen NV (Bearer)	305,761	10,018,290
TOTAL NETHERLANDS		203,448,811
Norway - 2.5%
Europris ASA (c)	1,314,800	7,978,273
Kongsberg Gruppen ASA	1,291,008	55,971,003
Medistim ASA	440,375	11,297,182
Selvaag Bolig ASA	840,200	2,661,104
Sparebanken Midt-Norge	721,800	10,127,228
TGS ASA	310,000	4,132,293
Volue A/S (a)	3,597,000	7,595,009
TOTAL NORWAY		99,762,092
Philippines - 0.1%
Robinsons Land Corp.	11,000,000	3,004,370
Singapore - 0.2%
Boustead Singapore Ltd.	9,000,000	6,023,689
Spain - 0.9%
Cie Automotive SA	248,200	7,772,075
Compania de Distribucion Integral Logista Holdings SA	457,000	12,722,578
Fluidra SA (b)	669,020	14,800,020
Grupo Catalana Occidente SA	40,000	1,336,992
TOTAL SPAIN		36,631,665
Sweden - 11.0%
AAK AB	246,700	4,738,822
Addlife AB	1,775,624	14,456,127
AddTech AB (B Shares)	6,221,065	115,953,503
Alligo AB (B Shares)	650,000	7,027,094
Arjo AB	370,000	1,581,737
Autoliv, Inc.	438,900	44,298,177
Bergman & Beving AB (B Shares)	1,093,382	16,203,792
Betsson AB (B Shares)	540,000	6,531,464
BHG Group AB (a)(b)	1,203,200	2,233,482
Dometic Group AB (c)	391,200	2,912,891
Hemnet Group AB	1,810,100	32,070,190
HEXPOL AB (B Shares)	375,500	4,077,334
INVISIO AB	1,198,434	24,933,220
JM AB (B Shares)	565,600	8,887,202
John Mattson Fastighetsforetag (a)	1,057,353	6,197,625
Lagercrantz Group AB (B Shares)	10,360,623	124,704,639
Surgical Science Sweden AB (a)	200,000	4,658,763
Teqnion AB (a)	307,015	7,262,382
TOTAL SWEDEN		428,728,444
Switzerland - 1.4%
Kardex AG	14,990	3,738,690
Tecan Group AG	111,285	44,205,176
VZ Holding AG	81,662	7,585,141
TOTAL SWITZERLAND		55,529,007
Taiwan - 0.5%
Addcn Technology Co. Ltd.	2,058,764	13,404,263
International Games Systems Co. Ltd.	248,000	4,828,305
TOTAL TAIWAN		18,232,568
United Kingdom - 14.5%
Allfunds Group PLC	500,000	3,257,269
B&M European Value Retail SA	1,421,031	10,088,598
Baltic Classifieds Group PLC	3,487,200	8,861,090
Beazley PLC	750,000	5,279,381
Bodycote PLC	5,596,717	49,703,224
Cab Payments Holdings Ltd.	3,713,715	13,678,409
Clarkson PLC	748,734	26,808,769
Close Brothers Group PLC	1,429	16,854
DCC PLC (United Kingdom)	105,000	6,078,651
Dechra Pharmaceuticals PLC	283,013	13,489,424
Deliveroo PLC Class A (a)(c)	2,000,000	3,372,644
Direct Line Insurance Group PLC	2,400,000	4,633,920
Domino's Pizza UK & IRL PLC	1,209,100	5,390,601
Dowlais Group PLC	2,100,000	3,313,546
DP Poland PLC (a)	32,210,430	3,017,620
Dr. Martens Ltd.	2,800,000	5,483,498
Endava PLC ADR (a)	65,000	3,409,900
Games Workshop Group PLC	28,313	4,233,084
GlobalData PLC	750,000	1,564,083
Grainger Trust PLC	1,166,459	3,769,383
H&T Group PLC	580,000	3,215,562
Harbour Energy PLC	875,800	2,995,348
Hill & Smith Holdings PLC	428,371	8,675,054
Howden Joinery Group PLC	3,987,682	37,716,651
Inchcape PLC	474,500	4,984,252
Indivior PLC (a)	499,900	11,246,313
InterContinental Hotel Group PLC ADR	440,000	33,176,000
J.D. Wetherspoon PLC (a)	333,500	2,893,261
John Wood Group PLC (a)	1,400,000	2,655,508
Lancashire Holdings Ltd.	1,573,180	12,053,075
Londonmetric Properity PLC	1,000,000	2,371,631
LSL Property Services PLC	694,900	2,407,860
Mears Group PLC	1,192,908	4,187,062
On The Beach Group PLC (a)(c)	2,387,000	2,726,387
Petershill Partners PLC (c)	1,600,000	3,470,178
Pets At Home Group PLC	1,201,500	6,050,592
Rightmove PLC	3,964,463	29,020,775
RS GROUP PLC	407,075	4,098,905
S4 Capital PLC (a)	2,136,800	2,895,829
Sabre Insurance Group PLC (c)	5,832,581	10,329,635
Softcat PLC	280,945	5,408,261
Spectris PLC	2,722,228	122,659,288
Spirax-Sarco Engineering PLC	275,897	39,390,556
St. James's Place PLC	300,000	3,619,047
Synthomer PLC	2,781,700	2,979,077
Tate & Lyle PLC	819,800	7,853,854
Ten Entertainment Group PLC	887,600	3,360,349
Unite Group PLC	894,074	11,170,035
Urban Logistics REIT PLC	3,500,000	5,470,921
Vistry Group PLC	312,530	3,166,569
TOTAL UNITED KINGDOM		567,697,783
United States of America - 3.5%
Eneti, Inc.	600,000	7,608,000
Morningstar, Inc.	231,100	53,263,928
NOV, Inc.	1,056,900	21,222,552
PriceSmart, Inc.	254,112	19,752,126
Ramaco Resources, Inc. (b)	320,000	2,944,000
Ramaco Resources, Inc. Class B (b)	56,359	801,989
ResMed, Inc.	141,300	31,418,055
TOTAL UNITED STATES OF AMERICA		137,010,650
TOTAL COMMON STOCKS (Cost $2,807,016,017)		3,716,269,081

Money Market Funds - 5.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (f)	189,596,144	189,634,063
Fidelity Securities Lending Cash Central Fund 5.32% (f)(g)	25,529,101	25,531,654
TOTAL MONEY MARKET FUNDS (Cost $215,164,757)		215,165,717

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $3,022,180,774)	3,931,434,798
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(23,625,738)
NET ASSETS - 100.0%	3,907,809,060

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,558,519 or 2.1% of net assets.

(d)	Affiliated company
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	121,291,715	755,665,540	687,323,192	5,089,530	-	-	189,634,063	0.5%
Fidelity Securities Lending Cash Central Fund 5.32%	18,451,075	166,795,449	159,714,870	168,012	-	-	25,531,654	0.1%
Total	139,742,790	922,460,989	847,038,062	5,257,542	-	-	215,165,717

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Broadleaf Co. Ltd.	21,927,817	815,564	-	51,148	-	(1,670,624)	21,072,757
Curves Holdings Co. Ltd.	29,217,035	3,578,647	-	169,668	-	(936,570)	31,859,112
Digital Hearts Holdings Co. Ltd.	18,366,423	161,395	69,148	94,778	(17,568)	(5,232,409)	13,208,693
Goldcrest Co. Ltd.	20,638,219	1,026,768	3,860,470	497,326	(3,136,230)	6,187,081	-
Koshidaka Holdings Co. Ltd.	26,779,211	10,308,540	2,853,047	133,716	95,100	3,661,852	37,991,656
NS Tool Co. Ltd.	10,526,821	630,551	-	121,631	-	242,860	11,400,232
Total	127,455,526	16,521,465	6,782,665	1,068,267	(3,058,698)	2,252,190	115,532,450

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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